5 Risk management (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Summary of risk management [Line Items]
Cash and cash equivalents and financial investments		R$ 3,807,547	R$ 2,253,210
Other [member]
Summary of risk management [Line Items]
Cash and cash equivalents and financial investments	[1]	253,619	17,493
AA (bra) [member]
Summary of risk management [Line Items]
Cash and cash equivalents and financial investments		2,662,685	2,193,725
AAA(bra) [member]
Summary of risk management [Line Items]
Cash and cash equivalents and financial investments		R$ 891,243	R$ 41,992

[1]	This category includes current accounts and investment funds in banks whose balances were not significant in 2019. The amount of R$ 253,066 referring to Banco BV (no classification) was recorded in 2020.